Goodwill and Intangible Assets, Net - Schedule of Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 4,216	25,521
2015	3,935	23,824
2016	3,045	18,432
2017	2,771	16,774
2018	$ 2,341	14,169